Other Receivables	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Other Receivables
5.	OTHER RECEIVABLES
Other receivables mainly represent rental and utilities deposit paid for the Guangzhou office. The amount is fully refundable.